Financial structure and financial costs (Tables)	12 Months Ended
Dec. 31, 2022
Financial structure, financial costs and financial instruments
Schedule of non-current financial debt and related financial instruments

As of December 31, 2022
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	8,329	36,935	45,264
of which hedging instruments of non-current financial debt (liabilities)	–	3,746	3,746
Non-current financial assets	(1,428)	(1,303)	(2,731)
of which hedging instruments of non-current financial debt (assets)	–	(813)	(813)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533
Variable rate bonds or bonds after fair value hedge	–	8,958	8,958
Fixed rate bonds or bonds after cash flow hedge	–	26,159	26,159
Other floating rate debt	13	227	240
Other fixed rate debt	39	496	535
Lease obligations	8,277	–	8,277
Non-current financial assets excluding derivative financial instruments	(1,428)	–	(1,428)
Non-current instruments held for trading	–	(208)	(208)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,901	35,632	42,533

As of December 31, 2021
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,720	41,792	49,512
of which hedging instruments of non-current financial debt (liabilities)	–	1,498	1,498
Non-current financial assets	(847)	(1,557)	(2,404)
of which hedging instruments of non-current financial debt (assets)	–	(787)	(787)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108
Variable rate bonds or bonds after fair value hedge	–	12,820	12,820
Fixed rate bonds or bonds after cash flow hedge	–	27,147	27,147
Other floating rate debt	15	634	649
Other fixed rate debt	61	363	424
Lease obligations	7,644	–	7,644
Non-current financial assets excluding derivative financial instruments	(847)	(675)	(1,522)
Non-current instruments held for trading	–	(54)	(54)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,873	40,235	47,108

As of December 31, 2020
(M$)
(Assets) / Liabilities	Secured	Unsecured	Total
Non-current financial debt	7,849	52,354	60,203
of which hedging instruments of non-current financial debt (liabilities)	–	1,615	1,615
Non-current financial assets	(1,019)	(3,762)	(4,781)
of which hedging instruments of non-current financial debt (assets)	–	(3,221)	(3,221)
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422
Variable rate bonds or bonds after fair value hedge	–	16,553	16,553
Fixed rate bonds or bonds after cash flow hedge	–	28,080	28,080
Other floating rate debt	40	3,944	3,984
Other fixed rate debt	73	438	511
Lease obligations	7,736	–	7,736
Non-current financial assets excluding derivative financial instruments	(1,019)	(432)	(1,451)
Non-current instruments held for trading	–	9	9
NON-CURRENT NET FINANCIAL DEBT AND RELATED FINANCIAL INSTRUMENTS	6,830	48,592	55,422

Schedule of fair value of bonds after taking into account currency and interest rates swaps

		Amount	Amount	Amount
Bonds after fair value hedge or		after	after	after	Range	Range of initial current rate
variable rate bonds(a)	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2022	2021	2020	maturities	instruments
Bond	USD	5,042	5,001	6,253	2023-2028	2.434% - 3.883%
Bond	USD	–	–	–
Bond	CHF	407	409	410	2026 - 2029	0.176% - 0.298%
Bond	NZD	–	–	–
Bond	AUD	71	71	377	2025	4.000%
Bond	EUR	5,574	7,528	8,666	2023 - 2044	0.250% - 3.125%
Bond	EUR	–	–	–
Bond	CAD	–	–	–
Bond	GBP	925	1,524	1,522	2025 - 2031	1.405% - 2.250%
Bond	HKD	129	129	129	2025	2.920%
Current portion (less than one year)		(3,890)	(2,540)	(2,699)
Principal financing entities(b)		8,258	12,122	14,658
TotalEnergies SE(c)
Bond		–	1,200	1,200
Current portion (less than one year)		–	(1,200)	–
Other consolidated subsidiaries		700	698	695
TOTAL VARIABLE RATE BONDS OR BONDS AFTER FAIR VALUE HEDGE		8,958	12,820	16,553

		Amount	Amount	Amount
Bonds after cash flow hedge or		after	after	after	Range	Range of initial current rate
fixed rate bonds	Currency of	December 31,	December 31,	December 31,	of current	before hedging
(M$)	issuance	2022	2021	2020	maturities	instruments
Bond	EUR	15,628	15,487	15,259	2024 - 2044	0.696% - 5.125%
Bond	USD	8,783	9,941	11,524	2023 - 2060	2.829% - 3.461%
Bond	HKD	187	200	208	2026	3.088%
Bond	CHF	1,076	1,113	1,134	2024 - 2027	0.510% - 1.010%
Bond	GBP	985	1,004	998	2024 - 2026	1.250% - 1.660%
Bond	AUD	(2)	5	9	2025	4.000%
Current portion (less than one year)		(500)	(1,000)	(1,500)
Principal financing entities(b)		26,157	26,750	27,632
Other consolidated subsidiaries		2	397	448
TOTAL FIXED RATE BONDS OR BONDS AFTER CASH FLOW HEDGE		26,159	27,147	28,080

(a)

The IBOR rate reform will mainly impact the bonds after fair value hedge, on principal financing entities and TotalEnergies SE, indexed on the USLIBOR rate. At December 31, 2022, the amount of the bonds after fair value hedge (both non-current and current portions) on principal financing entities and TotalEnergies SE is $ 12,148 million.

(b)

All debt securities issued through the following subsidiaries are fully and unconditionally guaranteed by TotalEnergies SE as to payment of principal, premium, if any, interest and any other amounts due:

-

TotalEnergies Capital is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital Canada Ltd. is a wholly and directly owned subsidiary of TotalEnergies SE. It acts as a financing vehicle for the activities of TotalEnergies in Canada. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

-

TotalEnergies Capital International is a wholly and directly owned subsidiary of TotalEnergies SE (except for one share held by each director). It acts as a financing vehicle for TotalEnergies. The repayment of its financial debt (capital, premium and interest) is fully and unconditionally guaranteed by TotalEnergies SE.

Schedule of loan repayment schedule (excluding current portion)

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2022	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2024	7,251	399	(899)	(56)	6,352	15%
2025	4,701	552	(259)	(168)	4,442	10%
2026	3,465	467	(194)	(107)	3,271	8%
2027	3,522	217	(104)	(17)	3,418	8%
2028 and beyond	26,325	2,111	(1,275)	(465)	25,050	59%
TOTAL	45,264	3,746	(2,731)	(813)	42,533	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2021	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2023	6,143	115	(111)	(51)	6,032	13%
2024	6,506	190	(219)	(103)	6,287	13%
2025	4,471	194	(89)	(51)	4,382	9%
2026	3,348	238	(71)	(34)	3,277	7%
2027 and beyond	29,044	761	(1,914)	(548)	27,130	58%
TOTAL	49,512	1,498	(2,404)	(787)	47,108	100%

		of which hedging		of which hedging
		instruments		instruments	Non-current net
As of December 31,		of non‑current	Non-current	of non-current	financial debt and
2020	Non‑current	financial debt	financial	financial debt	related financial
(M$)	financial debt	(liabilities)	assets	(assets)	instruments	%
2022	9,932	142	(142)	(58)	9,790	18%
2023	5,988	59	(268)	(218)	5,720	10%
2024	6,340	115	(395)	(277)	5,945	11%
2025	4,535	150	(260)	(212)	4,275	8%
2026 and beyond	33,408	1,149	(3,716)	(2,456)	29,692	53%
TOTAL	60,203	1,615	(4,781)	(3,221)	55,422	100%

Schedule of analysis by currency and interest rate

As of December 31,
(M$)	2022	%	2021	%	2020	%
U.S. Dollar	38,896	91%	44,387	94%	48,609	88%
Euro	2,083	5%	1,708	4%	3,144	6%
Norwegian krone	47	0%	67	0%	72	0%
Other currencies	1,507	4%	946	2%	3,597	6%
TOTAL	42,533	100%	47,108	100%	55,422	100%

As of December 31,
(M$)	2022	%	2021	%	2020	%
Fixed rate	33,533	79%	34,353	73%	34,870	63%
Floating rate	9,000	21%	12,755	27%	20,552	37%
TOTAL	42,533	100%	47,108	100%	55,422	100%

Schedule of current financial assets and liabilities

As of December 31,
(M$)
(Assets) / Liabilities	2022	2021	2020
Current financial debt(a)	8,997	8,846	11,305
Current lease obligations	1,437	1,390	1,206
Current portion of non-current financial debt	5,068	4,799	4,588
Current borrowings (note 14)	15,502	15,035	17,099
Current portion of hedging instruments of debt (liabilities)	262	316	104
Other current financial instruments (liabilities)	226	56	99
Other current financial liabilities (note 14)	488	372	203
Current deposits beyond three months	(8,127)	(11,868)	(4,436)
Non-traded marketable securities	(218)	(195)	–
Financial receivables on sub-lease, current	(190)	(132)	(111)
Current portion of hedging instruments of debt (assets)	(2)	(42)	(18)
Other current financial instruments (assets)	(209)	(78)	(65)
Current financial assets (note 14)	(8,746)	(12,315)	(4,630)
NET CURRENT BORROWINGS	7,244	3,092	12,672

(a)

As of December 31, 2022, December 31, 2021 and December 31, 2020, current financial debt includes notably short-term negotiable debt security issued through programs fully and unconditionally secured by TotalEnergies SE.

Schedule of variations of financial debt

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2022	changes	reclassification	currency	fair value	Current	Other	2022
Non-current financial instruments - assets(a) and non-current financial assets	(2,404)	–	24	52	(448)	198	(153)	(2,731)
Non-current financial debt	49,512	1,108	(696)	(225)	175	(6,981)	2,371	45,264
Non-current financial debt and related financial instruments	47,108	1,108	(672)	(173)	(273)	(6,783)	2,218	42,533

Current financial instruments - assets(a)	(252)	264	–	6	(97)	(198)	(124)	(401)
Current borrowings	15,035	(6,337)	(316)	(106)	(69)	6,981	314	15,502
Current financial instruments - liabilities(a)	372	–	–	(9)	125	–	–	488
Current financial debt and related financial instruments	15,155	(6,073)	(316)	(109)	(41)	6,783	190	15,589

Financial debt and financial assets classified as held for sale	(4)	–	(34)	–	–	–	–	(38)
NET FINANCIAL DEBT	62,259	(4,965)	(1,022)	(282)	(314)	–	2,408	58,084
(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2021	changes	reclassification	currency	fair value	Current	other	2021
Non-current financial instruments - assets(a) and non-current financial assets	(4,781)	(290)	1	64	2,432	188	(18)	(2,404)
Non-current financial debt	60,203	(359)	(58)	(183)	(2,377)	(9,254)	1,540	49,512
Non-current financial debt and related financial instruments	55,422	(649)	(57)	(119)	55	(9,066)	1,522	47,108

Current financial instruments - assets(a)	(194)	191	-	8	(45)	(188)	(24)	(252)
Current borrowings	17,099	(11,047)	15	(283)	(158)	9,254	155	15,035
Current financial instruments - liabilities(a)	203	-	1	(11)	179	-	–	372
Current financial debt and related financial instruments	17,108	(10,856)	16	(286)	(24)	9,066	131	15,155

Financial debt and financial assets classified as held for sale	313	-	(306)	(11)	–	–	–	(4)
Net financial debt	72,843	(11,505)	(347)	(416)	31	–	1,653	62,259

(a)	Fair value or cash flow hedge instruments and other non-hedge debt-related derivative instruments.

			Non-cash changes
	As of		Change in scope,			Reclassification		As of
	January 1,	Cash	including IFRS 5	Foreign	Changes in	Non-current /		December 31,
(M$)	2020	changes	reclassification	currency	fair value	Current	other	2020
Non-current financial instruments - assets (a) and non-current financial assets	(912)	(228)	3	(59)	(2,729)	118	(974)	(4,781)
Non-current financial debt	47,773	15,800	(456)	192	2,973	(8,711)	2,632	60,203
Non-current financial debt and related financial instruments	46,861	15,572	(453)	133	244	(8,593)	1,658	55,422

Current financial instruments - assets(a)	(268)	178	–	(6)	46	(118)	(26)	(194)
Current borrowings	14,819	(6,679)	6	(132)	188	8,711	186	17,099
Current financial instruments - liabilities(a)	487	–	(5)	8	(287)	–	–	203
Current financial debt and related financial instruments	15,038	(6,501)	1	(130)	(53)	8,593	160	17,108

Financial debt and financial assets classified as held for sale	301	–	(10)	22	–	–	–	313
NET FINANCIAL DEBT	62,200	9,071	(462)	25	191	–	1,818	72,843

Schedule of monetary changes in non-current financial debt

For the year ended December 31,
(M$)	2022	2021	2020
Issuance of non-current debt	1,148	808	16,075
Repayment of non-current debt	(40)	(1,167)	(275)
NET AMOUNT	1,108	(359)	15,800

Schedule of cash and cash equivalents

For the year ended December 31,
(M$)	2022	2021	2020
Cash	14,873	13,544	14,518
Cash equivalents	18,153	7,798	16,750
TOTAL	33,026	21,342	31,268

Schedule of net-debt-to-equity ratio

As of December 31,
(M$)
(Assets) / Liabilities	2022	2021	2020
Current borrowings(a)	14,065	13,645	15,893
Other current financial liabilities	488	372	203
Current financial assets(a)	(8,556)	(12,183)	(4,519)
Net financial assets and liabilities held for sale or exchange	(38)	(4)	313
Non-current financial debt(a)	36,987	41,868	52,467
Non-current financial assets(a)	(1,303)	(1,557)	(3,762)
Cash and cash equivalents	(33,026)	(21,342)	(31,268)
Net financial debt	8,617	20,799	29,327

Shareholders’ equity – TotalEnergies share	111,724	111,736	103,702
Distribution of the income based on existing shares at the closing date	2,846	3,263	2,383
Shareholders’ equity	114,570	114,999	106,085

NET-DEBT-TO-CAPITAL RATIO EXCLUDING LEASES	7.0%	15.3%	21.7%

Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of hedging instruments and items

For the year ended December 31, 2022
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
	Interest Rate								Financial debt /
Bonds	Swaps	5,000	–	(151)	–	(4,892)	–	108	Financial assets
	Cross Currency								Financial debt /
Bonds	Swaps	7,029	–	(1,124)	–	(5,982)	–	1,047	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(8)

For the year ended December 31, 2021
(M$)
							Cumulative FVH
		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate								Financial debt /
	Swaps	6,767	303	(36)	–	(7,037)	–	(837)	Financial assets
Bonds	Cross Currency								Financial debt /
	Swaps	9,566	154	(382)	–	(8,865)	–	701	Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(27)

For the year ended December 31, 2020							Cumulative FVH
(M$)		Nominal					adjustments included
		amount of	Carrying amount of		Carrying amount of		in the carrying amount		Line items in the
	Hedging	hedging	hedging instruments		hedged items		of the hedged items		statement of
Hedged items	instruments	instruments	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	financial position
Bonds	Interest Rate Swaps	8,063	527	(15)	–	(8,586)	–	(1,136)	Financial debt / Financial assets
Bonds	Cross Currency Swaps	11,011	836	(211)	–	(11,109)	–	(98)	Financial debt / Financial assets
End of hedging (before 2018)		–	–	–	–	–	–	(47)

Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of hedging instruments

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2022	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	815	(2)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	–	(2,731)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2021	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,782	–	(736)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	372	(660)	Financial assets

Nominal
	Nature of	amount of	Carrying amount of		Line items in the
For the year ended December 31, 2020	hedging	hedging	hedging instruments		statement of
(M$)	instruments	instruments	Assets	Liabilities	financial position
	Interest Rate				Financial debt /
Bonds	Swaps	12,781	–	(1,441)	Financial assets
	Cross Currency				Financial debt /
Bonds	Swaps	17,511	1,856	(32)	Financial assets

Interest rate risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

			Change in fair value due to a change in
			interest rate by
Assets / (Liabilities)	Carrying	Estimated	+ 10 basis	- 10 basis
(M$)	amount	fair value	points	points
As of December 31, 2022
Bonds (non-current portion, before swaps)	(32,184)	(30,391)	210	(210)
Swaps hedging bonds (liabilities)	(3,746)	(3,746)	–	–
Swaps hedging bonds (assets)	813	813	–	–
Total swaps hedging bonds (assets and liabilities)	(2,933)	(2,933)	(9)	9
Current portion of non-current debt after swaps (excluding lease obligations)	(5,328)	(5,344)	3	(3)
Other interest rates swaps	281	281	10	(10)
Currency swaps and forward exchange contracts	(68)	(68)	–	–
As of December 31, 2021
Bonds (non-current portion, before swaps)	(39,256)	(42,888)	349	(349)
Swaps hedging bonds (liabilities)	(1,498)	(1,498)	–	–
Swaps hedging bonds (assets)	787	787	–	–
Total swaps hedging bonds (assets and liabilities)	(711)	(711)	(34)	34
Current portion of non-current debt after swaps (excluding lease obligations)	(5,073)	(5,077)	5	(5)
Other interest rates swaps	31	31	16	(16)
Currency swaps and forward exchange contracts	45	45	–	–
As of December 31, 2020
Bonds (non-current portion, before swaps)	(46,239)	(52,246)	440	(440)
Swaps hedging bonds (liabilities)	(1,615)	(1,615)	–	–
Swaps hedging bonds (assets)	3,221	3,221	–	–
Total swaps hedging bonds (assets and liabilities)	1,606	1,606	(70)	70
Current portion of non-current debt after swaps (excluding lease obligations)	(4,674)	(4,696)	2	(2)
Other interest rates swaps	(73)	(73)	18	(18)
Currency swaps and forward exchange contracts	(6)	(6)	–	–

The impact of changes in interest rates on the cost of debt before tax is as follows:

For the year ended December 31,
(M$)	2022	2021	2020
Cost of net debt	(1,243)	(1,525)	(2,110)
Interest rate translation of :
+ 10 basis points	18	47	29
‑10 basis points	(18)	(47)	(29)

Foreign exchange risk
Financial structure, financial costs and financial instruments
Schedule of sensitivity analysis on interest rate and foreign exchange risk

	Dollar / Euro exchange	Dollar / Pound sterling	Dollar / Ruble exchange
	rates	exchange rates	rates
December 31, 2022	0.94	0.83	74.01
December 31, 2021	0.88	0.74	75.31
December 31, 2020	0.81	0.73	74.54

As of December 31, 2022				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,560	15,835	88,902	6,258	45	13,520
Currency translation adjustment before net investment hedge	(12,831)	(7,170)	–	(2,463)	(30)	(3,168)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2022	111,724	8,660	88,902	3,795	15	10,352

As of December 31, 2021				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	124,407	24,617	70,030	6,064	10,596	13,100
Currency translation adjustment before net investment hedge	(12,666)	(4,239)	–	(1,902)	(4,281)	(2,244)
Net investment hedge – open instruments	(5)	(5)	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2021	111,736	20,373	70,030	4,162	6,315	10,856

As of December 31, 2020				Pound		Other
(M$)	Total	Euro	Dollar	sterling	Ruble	currencies
Shareholders’ equity at historical exchange rate	113,958	28,893	60,613	4,494	9,913	10,045
Currency translation adjustment before net investment hedge	(10,279)	(2,448)	–	(1,726)	(4,253)	(1,852)
Net investment hedge – open instruments	23	23	–	–	–	–
Shareholders’ equity at exchange rate as of December 31, 2020	103,702	26,468	60,613	2,768	5,660	8,193

Based on the 2022 financial statements, a conversion using rates different from + or - 10% for each of the currencies below would have the following impact on shareholders equity and net income (TotalEnergies share):

As of December 31, 2022		Pound
(M$)	Euro	sterling	Ruble
Impact of an increase of 10% of exchange rates on :
– shareholders equity	866	380	2
– net income (TotalEnergies share)	(150)	275	(581)
Impact of a decrease of (10)% of exchange rates on :
– shareholders equity	(866)	(380)	(2)
– net income (TotalEnergies share)	150	(275)	581

Liquidity risk
Financial structure, financial costs and financial instruments
Schedule of liquidity risk - maturity of financial assets and liabilities

As of December 31, 2022
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(6,719)	(4,527)	(3,356)	(3,503)	(25,856)	(43,961)
Non-current financial assets excluding derivative financial instruments	–	367	85	85	85	806	1,428
Current borrowings	(15,502)	–	–	–	–	–	(15,502)
Other current financial liabilities	(488)	–	–	–	–	–	(488)
Current financial assets	8,746	–	–	–	–	–	8,746
Assets and liabilities available for sale or exchange	38	–	–	–	–	–	38
Cash and cash equivalents	33,026	–	–	–	–	–	33,026
Net amount before financial expense	25,820	(6,352)	(4,442)	(3,271)	(3,418)	(25,050)	(16,713)
Financial expense on non-current financial debt	(662)	(583)	(515)	(449)	(416)	(4,611)	(7,236)
Interest differential on swaps	(431)	(312)	(264)	(272)	(221)	(761)	(2,261)
NET AMOUNT	24,727	(7,247)	(5,221)	(3,992)	(4,055)	(30,422)	(26,210)

As of December 31, 2021
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(6,073)	(6,328)	(4,420)	(3,314)	(28,495)	(48,630)
Non-current financial assets excluding derivative financial instruments	–	41	41	38	37	1,365	1,522
Current borrowings	(15,035)	–	–	–	–	–	(15,035)
Other current financial liabilities	(372)	–	–	–	–	–	(372)
Current financial assets	12,315	–	–	–	–	–	12,315
Assets and liabilities available for sale or exchange	4	–	–	–	–	–	4
Cash and cash equivalents	21,342	–	–	–	–	–	21,342
Net amount before financial expense	18,254	(6,032)	(6,287)	(4,382)	(3,277)	(27,130)	(28,854)
Financial expense on non-current financial debt	(821)	(786)	(664)	(576)	(506)	(5,197)	(8,550)
Interest differential on swaps	(217)	(235)	(232)	(229)	(221)	(836)	(1,970)
NET AMOUNT	17,216	(7,053)	(7,183)	(5,187)	(4,004)	(33,163)	(39,374)

As of December 31, 2020
Assets/(Liabilities)	Less than					More than
(M$)	one year	1-2 years	2-3 years	3-4 years	4-5 years	5 years	Total
Non-current financial debt (notional value excluding interests)	–	(9,849)	(5,762)	(5,990)	(4,321)	(30,951)	(56,873)
Non-current financial assets excluding derivative financial instruments	–	59	42	45	46	1,259	1,451
Current borrowings	(17,099)	–	–	–	–	–	(17,099)
Other current financial liabilities	(203)	–	–	–	–	–	(203)
Current financial assets	4,630	–	–	–	–	–	4,630
Assets and liabilities available for sale or exchange	(313)	–	–	–	–	–	(313)
Cash and cash equivalents	31,268	–	–	–	–	–	31,268
Net amount before financial expense	18,283	(9,790)	(5,720)	(5,945)	(4,275)	(29,692)	(37,139)
Financial expense on non-current financial debt	(930)	(888)	(825)	(696)	(603)	(5,833)	(9,775)
Interest differential on swaps	(163)	(149)	(158)	(173)	(196)	(930)	(1,769)
NET AMOUNT	17,190	(10,827)	(6,703)	(6,814)	(5,074)	(36,455)	(48,683)

Schedule of financial assets and liabilities related to operating activities

As of December 31,
Assets/(Liabilities)
(M$)	2022	2021	2020
Accounts payable	(41,346)	(36,837)	(23,574)
Other operating liabilities	(35,186)	(27,294)	(14,302)
including derivative financial instruments related to commodity contracts (liabilities)	(18,774)	(16,166)	(3,666)
Accounts receivable, net	24,378	21,983	14,068
Other operating receivables	28,289	29,553	8,043
including derivative financial instruments related to commodity contracts (assets)	20,220	22,412	1,428
TOTAL	(23,865)	(12,595)	(15,765)

Credit risk
Financial structure, financial costs and financial instruments
Schedule of maximum credit risk exposure

As of December 31,
Assets/(Liabilities)
(M$)	2022	2021	2020
Loans to equity affiliates (note 8)	3,733	4,532	5,129
Loans and advances (note 6)	1,837	2,107	2,458
Other non-current financial assets related to operational activities (note 6)	250	312	287
Non-current financial assets (note 15.1)	2,731	2,404	4,781
Accounts receivable (note 5)	24,378	21,983	14,068
Other operating receivables (note 5)	28,289	29,553	8,043
Current financial assets (note 15.1)	8,746	12,315	4,630
Cash and cash equivalents (note 15.1)	33,026	21,342	31,268
TOTAL	102,990	94,548	70,664

Financial instruments, excluding commodity contracts
Financial structure, financial costs and financial instruments
Schedule of impact on the statement of income per nature of financial instruments

For the year ended December 31,
(M$)	2022	2021	2020
Loans and receivables	562	188	154
Financing liabilities and associated hedging instruments	(1,812)	(1,373)	(1,660)
Fair value hedge (ineffective portion)	(5)	(10)	12
Lease assets and obligations	(458)	(413)	(422)
Assets and liabilities held for trading	470	83	(194)
IMPACT ON THE COST OF NET DEBT	(1,243)	(1,525)	(2,110)

Schedule of maturity of derivative instruments

For the year ended December 31, 2022		Notional		Notional value schedule
(M$)	Fair	value	Fair	2024					2028
Assets / (Liabilities)	value	2023	value	and beyond	2024	2025	2026	2027	and beyond
Fair value hedge
Swaps hedging bonds (assets)	–	1,000	–	–
Swaps hedging bonds (liabilities)	(260)	2,858	(1,015)	8,171
Total swaps hedging bonds - fair value hedge	(260)	3,858	(1,015)	8,171	2,087	1,630	202	820	3,432
Cash flow hedge
Swaps hedging bonds (assets)	2	250	813	11,782
Swaps hedging bonds (liabilities)	(2)	750	(2,731)	17,511
Total swaps hedging bonds - cash flow hedge	–	1,000	(1,918)	29,293	3,659	4,459	4,069	2,071	15,035
Forward exchange contracts related to operating activities (assets)	4	70	3	91
Forward exchange contracts related to operating activities (liabilities)	(19)	187	(19)	433
Total forward exchange contracts related to operating activities	(15)	257	(16)	524	524	–	–	–	–
Held for trading
Other interest rate swaps (assets)	154	14,955	447	7,470
Other interest rate swaps (liabilities)	(94)	13,236	(226)	4,128
Total other interest rate swaps	60	28,191	221	11,598	5,233	3,716	1,174	1,022	453
Currency swaps and forward exchange contracts (assets)	55	7,076	44	1,289
Currency swaps and forward exchange contracts (liabilities)	(110)	15,964	(57)	839
Total currency swaps and forward exchange contracts	(55)	23,040	(13)	2,128	391	1,737	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2021		Notional		Notional value schedule
(M$)	Fair	value	Fair	2023					2027
Assets / (Liabilities)	value	2022	value	and beyond	2023	2024	2025	2026	and beyond
Fair value hedge
Swaps hedging bonds (assets)	42	566	415	9,659
Swaps hedging bonds (liabilities)	(316)	3,737	(102)	2,371
Total swaps hedging bonds - fair value hedge	(274)	4,303	313	12,030	3,858	2,087	1,630	202	4,253
Cash flow hedge
Swaps hedging bonds (assets)	–	–	372	7,149
Swaps hedging bonds (liabilities)	–	–	(1,396)	23,144
Total swaps hedging bonds - cash flow hedge	–	–	(1,024)	30,293	1,000	3,659	4,459	4,068	17,107
Forward exchange contracts related to operating activities (assets)	–	36	–	–
Forward exchange contracts related to operating activities (liabilities)	(8)	283	(14)	366
Total forward exchange contracts related to operating activities	(8)	319	(14)	366	171	195	–	–	–
Held for trading
Other interest rate swaps (assets)	13	20,876	78	5,170
Other interest rate swaps (liabilities)	(19)	6,470	(41)	2,561
Total other interest rate swaps	(6)	27,346	37	7,731	1,708	2,856	2,111	751	305
Currency swaps and forward exchange contracts (assets)	65	9,769	17	367
Currency swaps and forward exchange contracts (liabilities)	(37)	5,065	–	(16)
Total currency swaps and forward exchange contracts	28	14,834	17	351	265	86	–	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

For the year ended December 31, 2020		Notional		Notional value schedule
(M$)	Fair	value	Fair	2022					2026
Assets / (Liabilities)	value	2021	value	and beyond	2022	2023	2024	2025	and beyond
Fair value hedge
Swaps hedging bonds (assets)	18	1,250	1,365	12,642
Swaps hedging bonds (liabilities)	(104)	1,445	(142)	3,737
Total swaps hedging bonds - fair value hedge	(86)	2,695	1,223	16,379	4,350	3,858	2,087	1,630	4,454
Cash flow hedge
Swaps hedging bonds (assets)	–	–	1,856	16,259
Swaps hedging bonds (liabilities)	–	–	(1,473)	14,033
Total swaps hedging bonds - cash flow hedge	–	–	383	30,292	–	1,000	3,659	4,459	21,174
Forward exchange contracts related to operating activities (assets)	16	262	20	394
Forward exchange contracts related to operating activities (liabilities)	–	–	–	–
Total forward exchange contracts related to operating activities	16	262	20	394	276	118	–	–	–
Held for trading
Other interest rate swaps (assets)	10	22,011	84	3,214
Other interest rate swaps (liabilities)	(51)	7,693	(116)	3,695
Total other interest rate swaps	(41)	29,704	(32)	6,909	2,067	764	2,004	1,937	137
Currency swaps and forward exchange contracts (assets)	39	3,323	5	344
Currency swaps and forward exchange contracts (liabilities)	(48)	2,580	(2)	54
Total currency swaps and forward exchange contracts	(9)	5,903	3	398	189	145	64	–	–

Notional amounts set the levels of commitment and are indicative nor of a contingent gain or loss neither of a related debt.

Schedule of fair value hierarchy for financial instruments

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2022	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	(1,275)	–	(1,275)
Cash flow hedge instruments	–	(1,950)	–	(1,950)
Assets and liabilities held for trading	–	214	–	214
Equity instruments	33	–	–	33
TOTAL	33	(3,011)	–	(2,978)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2021	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	39	–	39
Cash flow hedge instruments	–	(1,052)	–	(1,052)
Assets and liabilities held for trading	–	82	–	82
Equity instruments	501	–	–	501
TOTAL	501	(931)	–	(430)

	Quoted prices in
	active markets	Prices based	Prices based on
	for identical	on observable	non observable
As of December 31, 2020	assets	data	data
(M$)	(level 1)	(level 2)	(level 3)	Total
Fair value hedge instruments	–	1,137	–	1,137
Cash flow hedge instruments	–	408	–	408
Assets and liabilities held for trading	–	(68)	–	(68)
Equity instruments	706	–	–	706
TOTAL	706	1,477	–	2,183

Financial instruments, excluding commodity contracts | Hedging of financial debt (Fair value hedge)
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2022	2021	2020
Revaluation impact at market value of bonds	3,817	3,199	(4,004)
Swaps hedging bonds	(3,822)	(3,209)	4,016
INEFFECTIVE PORTION OF THE FAIR VALUE HEDGE	(5)	(10)	12

Financial instruments, excluding commodity contracts | Cash flow hedge
Financial structure, financial costs and financial instruments
Schedule of impact of the hedging strategies

For the year ended December 31,
(M$)	2022	2021	2020
Profit (Loss) recorded in other comprehensive income of the period	72	(167)	(327)
Recycled amount from other comprehensive income to the income statement of the period	(55)	(113)	139